FAIR-VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2021
FAIR-VALUE MEASUREMENT
FAIR-VALUE MEASUREMENT

11. FAIR-VALUE MEASUREMENT

Fair-value measurement on a recurring basis

As of December 31, 2020 and 2021, the financial assets measured at fair value on a recurring basis mainly consist of available-for-sale investments and equity securities with readily determinable fair value. Available-for-sale investment includes convertible bonds and redeemable preferred shares, which are recorded in short-term and long-term investments. The fair value hierarchy of these investments as of December 31, 2020 and 2021 are as follows:

	As of December 31,2020
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	18,430	—	18,430
Long-term investments:
Convertible bonds	—	31,218	—	31,218
Redeemable preferred shares	—	38,499	1,934	40,433
Total:	—	88,147	1,934	90,081

11. FAIR-VALUE MEASUREMENT - CONTINUED

Fair-value measurement on a recurring basis - continued

	As of December 31, 2021
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	19,351	—	19,351
Long-term investments:
Convertible bonds	—	43,055	—	43,055
Redeemable preferred shares	—	—	65,393	65,393
Equity securities with readily determinable fair value	—	31,669	—	31,669
Total:	—	94,075	65,393	159,468

For equity securities with readily determinable fair value, the fair value of the investment is measured as the quoted market price with discounts for lack of marketability. The investments are classified as level 2 measurement.

The Group measured the fair value of the convertible bonds based on the respective principals, expected returns and the estimated conversion value. Those convertible bonds are classified as level 2 measurement.

The Group measured the fair value of the redeemable preferred shares based on the recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms. These investments are classified as level 2 measurement. When no recent transactions are available, a market approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee's historical earning, discount of lack of marketability, investee's time to initial public offering as well as related volatility. The Company has classified these as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

There are certain redeemable preferred shares transferred from level 2 to level 3 during the years ended December 31, 2020 and 2021. The following table provides additional information about the reconciliation of the fair value measurements of assets using significant unobservable inputs (level 3).

Level 3 investments
RMB
Balance as of January 1, 2020	—
Transfer from level 2	39,212
Unrealized loss	(37,278)
Balance as of December 31, 2020	1,934
Initial recognition	24,960
Transfer from level 2	38,499
Balance as of December 31, 2021	65,393

11. FAIR-VALUE MEASUREMENT - CONTINUED

Fair-value measurement on a non-recurring basis

Goodwill and acquired intangible assets are measured at fair value on a non-recurring basis when an impairment is recognized. The Group measures goodwill at fair value annually or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value. The fair value of goodwill is determined using discounted cash flows, and an impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group measures acquired intangible assets using the income approach—discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. During the years ended December 31, 2019, 2020 and 2021, no impairment loss was recognized for goodwill and intangible assets.

The Group measures long-term investments (excluding the equity securities with readily determinable fair values and available-for-sale investments) at fair value on a nonrecurring basis only if an impairment indicator exist or an observable price adjustment is available in the current period. For equity securities without readily determinable fair value for which the Group elected to use the measurement alternative, the investment is measured at fair value on a nonrecurring basis whenever there is an impairment or any changes resulting from observable price changes in an orderly transaction for the identical or a similar investment of the same issuer. The fair value of the investment is categorized as level 2 in the fair value hierarchy when directly or indirectly observable inputs in the market place are identified. Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long-term investments is determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate. During the years ended December 31, 2019, 2020 and 2021, the Group recognized an impairment loss of RMB2,382, nil and nil for the equity securities without readily determinable fair value.